INCOME TAX (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
INCOME TAX
Income tax rate	26.50%
Estimated tax balance		$ 1,547,686
Income taxes paid for the small adjustments		49,347
Deferred tax liability	$ 584,981	$ 584,981